CRM LARGE CAP OPPORTUNITY FUND
CRM LARGE CAP OPPORTUNITY FUND

CRM MUTUAL FUND TRUST

CRM Large Cap Opportunity Fund (the “Fund”)

Institutional Shares and Investor Shares

Supplement dated June 7, 2017 to the Summary Prospectus, Prospectus and Statement of Additional Information dated October 28, 2016

This supplement should be read in conjunction with the Summary Prospectus, Prospectus or Statement of Additional Information, as applicable.

CHANGES TO MANAGEMENT FEE AND EXPENSE CAPS

Effective June 7, 2017, the Fund’s investment advisory fee is reduced to 0.55% of the Fund’s average daily net assets. In addition, effective June 7, 2017, the Fund’s contractual expense caps are reduced to 0.90% of the average daily net assets of Investor Shares of the Fund and 0.65% of the average daily net assets of Institutional Shares of the Fund.

Under the heading “Fees and Expenses” in the Summary Prospectus and Prospectus, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CRM LARGE CAP OPPORTUNITY FUND		INVESTOR	INSTITUTIONAL
Management fee	[1]	0.55%	0.55%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.33%	0.29%
Total Other Expenses		0.58%	0.29%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[2],[3]	1.14%	0.85%
Fee Waiver & Expense Reimbursement	[2]	(0.23%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver & Expense Reimbursement	[2],[3]	0.91%	0.66%
[1]	Restated to reflect current fees.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annualfund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 0.90%and 0.65% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1,2018. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financialhighlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Under the heading “Fees and Expenses” in the Summary Prospectus and Prospectus, the Expense Example table is deleted in its entirety and replaced with the following:
Expense Example - CRM LARGE CAP OPPORTUNITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
INVESTOR	93	339	605	1,366
INSTITUTIONAL	67	252	453	1,031

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE